RESTATEMENT OF FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2025
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS

2.	RESTATEMENT OF FINANCIAL STATEMENTS

During the second quarter of 2025, as part of the Company’s ongoing enhancements to internal controls over financial reporting, a detailed review of its interest expense-related cash flow classification was performed. As a result, the Company restated certain amounts within the condensed consolidated statement of cash flows for the nine months ended September 30, 2024. This was reclassified to correct the presentation of $1,953,667 of non-cash interest accrual adjustments related to the Company’s line of credit as of September 30, 2024. These amounts, previously presented within net proceeds from the line of credit in financing activities, are now presented within operating activities. This change in presentation has no impact on the Company’s condensed consolidated balance sheets, condensed consolidated statements of operations, or total cash flows for any related period.

The following table summarizes the impact of the correction on the Company’s condensed consolidated statement of cash flows for the period ending September 30, 2024.

	Impact of correction of error
Nine months ended September 30, 2024 (Unaudited)	As previously reported	Adjustments	As restated

Net cash used in operating activities of continuing operations	$(3,996,905)	$1,953,667	$(2,043,238)
Net cash provided by financing activities of continuing operations	$4,968,250	$(1,953,667)	$3,014,583